Significant transactions (Details 3) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Assets of disposal group classified as held for sale [abstract]
Property, plant and equipment	$ 12,290	$ 15,696
Intangible assets other than goodwill	27,221	38,719
Deferred tax assets	7,827	8,699
Other non-current assets	703	895
Inventories	6,094	6,956
Other current assets	2,792	2,861
Assets of disposal group held for sale	847	807
Liabilities of disposal group classified as held for sale [abstract]
Deferred tax liabilities	5,720	7,475
Provisions and other non-current liabilities	6,843	7,319
Provisions and other current liabilities	14,962	12,284
Liabilities of disposal group held for sale	50	51
Assets and liabilities classified as held for sale [member]
Assets of disposal group classified as held for sale [abstract]
Property, plant and equipment	158	148
Intangible assets other than goodwill	478	478
Deferred tax assets	8	8
Other non-current assets	1	1
Inventories	192	165
Other current assets	10	7
Assets of disposal group held for sale	847	807
Liabilities of disposal group classified as held for sale [abstract]
Deferred tax liabilities	2	2
Provisions and other non-current liabilities	4	4
Provisions and other current liabilities	44	45
Liabilities of disposal group held for sale	$ 50	$ 51